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Victory INCORE Fund for Income
Victory INCORE Fund for Income

Victory Funds

Victory INCORE Fund for Income

Victory INCORE Investment Grade Convertible Fund

(each, a “Fund”)

Supplement dated July 20, 2020

to the Prospectus dated March 1, 2020 (“Prospectus”), as supplemented

Effective August 1, 2020 (the “Effective Date”), shareholders that purchase Class A shares of the Funds will be subject to a revised initial sales charge (i.e., “front-end sales load”) breakpoint schedule. Accordingly, as of the Effective Date purchases of Class A shares of a Fund will be subject to the following maximum sales charges: 2.25% for purchases of up to $100,000, and 1.75% for purchases of $100,001 up to $249,999. There will be no sales charge for purchases of Class A shares of a Fund of $250,000 and above. Shareholders, however, may be subject to a contingent deferred sales charge (CDSC) of 0.75% on certain redemptions of Class A shares of a Fund purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase (previously, within 12 months of purchase). All other sales charge waivers and reductions described elsewhere in the Funds’ Prospectus or Statement of Additional Information (SAI) still apply.

As of the Effective Date, the Prospectus is revised as set forth below.

1.	All Funds: The following replaces the “Shareholder Fees” in the table for Class A shares in the section titled “Fund Fees and Expenses” on pages 1 and 6 of the Prospectus.

Shareholder Fees (paid directly from your investment)
Shareholder Fees	Victory INCORE Fund for Income Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.25%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	[1]
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.

2.	INCORE Fund for Income: The following replaces the information for Class A shares presented in the Expense Example table on page 2 of the Prospectus.

Expense Example	1 Year	3 Years	5 Years	10 Years
Victory INCORE Fund for Income | Class A | USD ($)	316	515	731	1,351

4.	All Funds: The Investment performance information for Class A shares of the Fund found on pages 4 and 9 of the Prospectus has not been restated to reflect the change in maximum sales charge that will take effect on the Effective Date.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor. PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.